                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06590

Morgan Stanley Insured Municipal Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                      10020
    (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o January 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN                                                                     COUPON       MATURITY
THOUSANDS                                                                      RATE          DATE               VALUE
--------------------------------------------------------------------------------------------------------------------------

            TAX-EXEMPT MUNICIPAL BONDS  (141.0%)
            General Obligation  (9.8%)
   $3,000   Los Angeles, California, Ser 2004 A (MBIA)                         5.00%       09/01/24           $3,161,400
            District of Columbia,
    5,000       Refg Ser 1993 B (Ambac)                                        5.50        06/01/09            5,322,800
    6,000       Refg Ser 1993 B (FSA)                                          5.50        06/01/10            6,452,820
            Pennsylvania,
    1,495       First Ser 2003 RITES PA - 1112 A (MBIA)                        6.203[+/+]  01/01/18            1,690,217
    2,055       First Ser 2003 RITES PA - 1112 B (MBIA)                        6.203[+/+]  01/01/19            2,390,047
    4,000   South Carolina State Public Service Authority, Santee Cooper
                2006 Ser A (MBIA) (WI)                                         5.00        01/01/36            4,176,320
    4,000   Houston, Texas, Public Impr & Refg Ser 2001 B (FSA)                5.50        03/01/17            4,318,240
    3,000   King County, Washington, Refg Ser B (MBIA)                         5.25        01/01/34            3,106,920
    2,500   Spokane School District #81, Washington, Ser 2005 (MBIA)           0.00#       12/01/23            2,278,850
   ------                                                                                                     ----------
   31,050                                                                                                     32,897,614
   ------                                                                                                     ----------

            Educational Facilities Revenue (7.4%)
    2,500   University of Arizona COPs 2003 Ser B (Ambac)                      5.00        06/01/23            2,609,725
            University of California,
    2,000       Ser 2003 B (Ambac)                                             5.00        05/15/22            2,109,860
    2,000       Multi Purpose Ser Q (FSA)                                      5.00        09/01/31            2,071,940
    3,000   District of Columbia, American Association for the Advancement of
                Science Ser 1997 (Ambac)                                       5.125       01/01/27            3,117,870
    1,300   New Hampshire Health & Education Facilities Authority, University
                of New Hampshire Ser 2001 (Ambac)                              5.125       07/01/33            1,361,399
    5,000   New Jersey Educational Facilities Authority, Higher Education
                Ser 2002 A (Ambac)++                                           5.25        09/01/21            5,384,500
    1,000   University of Medicine & Dentistry, New Jersey, Ser 2004 COPs
                (MBIA)                                                         5.00        06/15/29            1,036,980
    3,000   University of North Carolina at Wilmington, Student Housing
                Ser 2005 COPs (FGIC)                                           5.00        06/01/36            3,100,410
    4,000   University of Vermont & State Agricultural College, Ser 2005
                (MBIA)                                                         5.00        10/01/40            4,147,200
   ------                                                                                                     ----------
   23,800                                                                                                     24,939,884
   ------                                                                                                     ----------

            Electric Revenue  (19.4%)
    5,000   California Department of Water Resources, Power Supply
               Ser 2002 A (Ambac)                                              5.375       05/01/18            5,551,750
    4,000   Lafayette, Louisiana, Utilities Ser 2004 (MBIA)                    5.25        11/01/25            4,254,880
    5,000   Nebraska Public Power District, 2003 Ser A (Ambac)                 5.00        01/01/35            5,176,700
    3,000   Long Island Power Authority, Refg Ser 2003 C (FSA)                 5.00        09/01/28            3,123,720
    6,000   North Carolina Municipal Power Agency #1, Catawba Ser 2003 A
                (MBIA)                                                         5.25        01/01/19            6,473,520
   10,000   South Carolina Public Service Authority, Ser 2003 A (Ambac)        5.00        01/01/27           10,417,600
            Lower Colorado River Authority, Texas,
   10,000       Refg Ser 1999 A (FSA)                                          5.875       05/15/16           10,817,200
    5,000       Refg Ser 2001 (FSA)                                            5.00        05/15/26            5,138,650
    8,800       Refg Ser 2002 (MBIA)                                           5.00        05/15/31            9,056,520
    5,000   Intermountain Power Agency, Utah, 2003 Ser A (FSA)                 5.00        07/01/21            5,282,150
   ------                                                                                                     ----------
   61,800                                                                                                     65,292,690
   ------                                                                                                     ----------

            Hospital Revenue  (4.7%)
    2,000   Illinois Finance Authority, Swedish American Hospital Ser 2004 (Ambac) 5.00     11/15/31        2,055,700

    2,000   Indiana Health Facilities Financing Authority, Community Health
                Ser 2005 A (Ambac)                                                 5.00        05/01/35        2,064,140
    1,000   Minneapolis Health Care Systems, Minnesota, Fairview Health
                2005 Ser D (Ambac)                                                 5.00        11/15/30        1,038,370
      105   Missouri  Health & Educational Facilities, SSM Health Care Ser 1998 A
                (MBIA)                                                             5.00        06/01/22          108,888
    1,500   Medical University Hospital Authority, South Carolina,  FHA
                Insured Mtge Refg Ser 2004 A (MBIA)                                5.25        02/15/25        1,596,510
            Amarillo Health Facilities Corporation, Texas,
    3,020       Baptist St Anthony's Hospital Ser 1998 (FSA)                       5.50        01/01/16        3,336,919
    5,075       Baptist St Anthony's Hospital Ser 1998 (FSA)                       5.50        01/01/17        5,621,984
    -----                                                                                                      ---------
   14,700                                                                                                     15,822,511
   ------                                                                                                     ----------

            Industrial Development/Pollution Control Revenue  (2.2%)
    5,000   Hawaii Department of Budget & Finance, Hawaiian Electric Co
                Ser 1999 C (AMT) (Ambac)                                           6.20        11/01/29        5,448,700
    2,000   Delaware County Industrial Development Authority, Pennsylvania,
    -----       Aqua Inc Ser A 2005 (AMT) (FGIC)                                   5.00        11/01/37        2,047,460
                                                                                                               ---------
    7,000                                                                                                      7,496,160
    -----                                                                                                      ---------

            Nursing & Health Related Facilities Revenue  (1.7%)
    5,490   New Jersey Health Care Facilities Financing Authority, Greystone
                Psychiatric Hospital Ser 2005 (Ambac)                              5.00        09/15/19        5,852,340
                                                                                                               ---------

            Public Facilities Revenue  (11.6%)
   15,000   Miami-Dade County School Board, Florida, 2003 Ser A (FGIC)             5.00        08/01/29       15,545,400
    3,000   Orange County School Board, Florida, Ser 2001 A COPs (Ambac)           5.25        08/01/14        3,259,680
    1,500   Baltimore Convention Center, Maryland, 2006 Ser A (XLCA) (WI)          5.25        09/01/39        1,604,925
    6,000   Massachusetts School Building Authority, Dedicated Sales Tax
                Ser 2005 A (FSA)                                                   5.00        08/15/19        6,434,940
    4,200   New York State Dormitory Authority, School District Ser 2002 E
                (MBIA)                                                             5.50        10/01/17        4,628,988
    3,000   Oregon Department of Administrative Services, Ser 2005 B
                COPs (FGIC)                                                        5.00        11/01/24        3,159,510
    4,000   Puerto Rico Public Buildings Authority, Refg Ser J (Ambac)
    -----       (Mandatory Tender 07/01/12)                                        5.00        07/01/36        4,283,880
                                                                                                               ---------
   36,700                                                                                                     38,917,323
   ------                                                                                                     ----------

           Recreational Facilities Revenue (3.3%)
           Metropolitan Pier & Exposition Authority, Illinois,
    3,000        McCormick Place Refg Ser 2002 B (MBIA)                            0.00##      06/15/18        2,374,860
    5,000        McCormick Place Ser 2002 A (MBIA)                                 5.25        06/15/42        5,225,800
    2,400  Marion County Convention & Recreational Facilities Authority,
                 Indiana, Refg Ser 2003 A (Ambac)                                  5.00        06/01/19        2,519,208
    1,000  Casino Reinvestment Development Authority, New Jersey, Ser 2004
    -----        (Ambac)                                                           5.25        01/01/22        1,093,940
                                                                                                               ---------
   11,400                                                                                                     11,213,808
   ------                                                                                                     ----------

            Transportation Facilities Revenue  (35.8%)
    1,000   Phoenix Civic Improvement Corporation, Arizona, Sr Lien Airport
                Ser 2002 B (AMT) (FGIC)                                            5.75        07/01/19        1,085,480
            California Infrastructure & Economic Development Bank,
    5,000       Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A
                (FGIC)                                                             5.00        07/01/29        5,195,950
   10,000   Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A
                (Ambac)                                                            5.00        07/01/33       10,347,000
    9,000   Long Beach, California, Harbor Refg Ser 1998 A (AMT) (FGIC)            6.00        05/15/18       10,368,900
    3,000   Miami-Dade County, Florida, Miami-Int'l Airport Ser 2005 A
                (AMT) (CIFG)                                                       5.00        10/01/38        3,046,950

    5,000   Atlanta, Georgia, Airport Ser C 2004 (FSA)                         5.00        01/01/33            5,153,900
    5,000   Chicago, Illinois, O'Hare International Airport Third Lien
                 Ser 2005 A (MBIA)                                             5.25        01/01/25            5,390,500
    4,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)    5.50        01/01/15            4,485,960
    3,000   Massachusetts Turnpike Authority, Metropolitan Highway 1997 Ser A
                (MBIA)                                                         5.00        01/01/37            3,045,780
    5,000   Minneapolis - St Paul Metropolitan Airports Commission, Minnesota,
                Ser 2001 C (FGIC)                                              5.25        01/01/32            5,236,950
    3,000   St Louis, Missouri, Lambert Int'l Airport Ser 2001 A (MBIA)        5.00        07/01/20            3,114,360
    7,000   Nevada Department of Business & Industry, Las Vegas Monorail
                1st Tier Ser 2000 (Ambac)                                      5.375       01/01/40            7,313,740
    2,000   Delaware River Port Authority, Pennsylvania & New Jersey,
                Ser 1995 (FGIC) **                                             5.50        01/01/26            2,043,360
    4,000   New Jersey Transportation Trust Fund Authority, Ser 2005 C         5.25        06/15/20            4,353,160
                (FGIC)
            Metropolitan Transportation Authority, New York,
    3,000       Dedicated Tax Fund Ser 2002 A (FSA)                            5.25        11/15/24            3,239,910
   10,000       Transportation Refg Ser 2002 A (FGIC)                          5.00        11/15/25           10,530,500
   10,000   Triborough Bridge & Tunnel Authority, New York, Refg 2002 E (MBIA) 5.25        11/15/22           10,799,700
    9,000   Dallas-Fort Worth International Airport, Texas, Ser 2003 A (AMT)
                (FSA)                                                          5.375       11/01/22            9,541,800
    3,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)           5.25        08/15/35            3,117,570
    4,000   Texas Turnpike Authority, Central Texas First Tier Ser 2002 A
                (Ambac)                                                        5.50        08/15/39            4,335,200
    3,000   Richmond Metropolitan Authority, Virginia, Refg Ser 2002 (FGIC)    5.25        07/15/22            3,388,710
    5,000   Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA)               5.625       02/01/24            5,303,050
    -----                                                                                                    -----------
  113,000                                                                                                    120,438,430
  -------                                                                                                    -----------
            Water & Sewer Revenue  (27.4%)
    5,000   Los Angeles Department of Water & Power, California, Water
                2004 Ser C (MBIA)                                              5.00        07/01/24            5,250,200
    4,000   Oxnard Financing Authority, California, Water Ser 2004 (XLCA)      5.00        06/01/28            4,119,240
            San Diego County Water Authority, California,
    5,000       Ser 2002 A COPs (MBIA)                                         5.00        05/01/27            5,179,450
    5,000       Ser 2004 A COPs (FSA)                                          5.00        05/01/29            5,219,850
    5,000   Tampa Bay Water Authority, Florida, Ser 2001 A (FGIC)              5.00        10/01/28            5,147,450
    5,000   Atlanta, Georgia, Water & Wastewater, Ser 2004 (FSA)               5.00        11/01/23            5,265,700
    2,000   Augusta, Georgia, Water & Sewer Ser 2004 A (FSA)                   5.25        10/01/39            2,132,400
            Detroit, Michigan,
    3,000       Sewage Refg Ser 2003 A (FSA)                                   5.00        07/01/26            3,115,620
    8,000       Sewage Refg Ser 2003 A (FSA)                                   5.00        07/01/28            8,292,960
    3,000       Sewage Disposal Ser 2001 A (FGIC)                              5.125       07/01/31            3,127,050
    5,080   Las Vegas Water District, Nevada, Impr & Refg Ser 2003 A (FGIC)    5.25        06/01/19            5,492,394
    1,005   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)           5.00        01/01/23            1,039,431
    5,000   Philadelphia, Pennsylvania, Water & Wastewater Ser 1998 (Ambac)    5.25        12/15/14            5,488,950
   15,000   Houston, Texas, Combined Utility Refg 2004 Ser A (FGIC)            5.25        05/15/23           16,129,950
    5,000   King County, Washington, Sewer Refg 2001 (FGIC)                    5.00        01/01/31            5,127,100
            Seattle, Washington,
    2,890       Water Refg 2003 (MBIA)                                         5.00        09/01/20            3,057,562
    2,870       Water Refg 2003 (MBIA)                                         5.00        09/01/23            3,007,617
    2,900   West Virginia Water Development Authority, Loan Program II
                Refg 2003 Ser B (Ambac)                                        5.25        11/01/23            3,164,132
    3,000   Central Brown County Water Authority, Wisconsin, Water Ser 2005
    -----       (Ambac)
                                                                               5.00        12/01/35            3,104,670
                                                                                                              ----------
   87,745                                                                                                     92,461,726
   ------                                                                                                     ----------

            Other Revenue  (5.2%)
    3,000   California, Economic Recovery Ser 2004 A (MBIA)                    5.00        07/01/15            3,260,550
    6,000   Golden State Tobacco Securitization Corporation, California,
                Enhanced Asset Backed Ser 2005 A (FGIC)                        5.00        06/01/38            6,191,580
            New York City Transitional Finance Authority, New York,
    2,000       2000 Ser C (Ambac)                                             5.25        08/01/21            2,159,420
    2,500       2000 Ser C (Ambac)                                             5.25        08/01/22            2,699,275
    3,000   Alexandria Industrial Development Authority, Virginia,
    -----       Institute for Defense Analysis Ser 2000 A (Ambac)              5.90        10/01/30            3,300,600
                                                                                                              ----------
   16,500                        `                                                                            17,611,425
   ------                                                                                                     ----------

            Refunded  (12.5%)
    5,000   Mesa Industrial Development Authority, Arizona, Discovery Health
                Ser 1999 A (MBIA)                                              5.875       01/01/10+           5,465,950
    1,000   Phoenix Industrial Development Authority, Arizona, Capital
                Mall LLC Ser 2000 (Ambac)                                      5.375       09/15/10+           1,076,770
   15,000   Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC)        5.50        01/01/11+          16,312,050
    3,275   Massachusetts Municipal Wholesale Electric Company, 1993 Ser A
                (Ambac) (ETM)                                                  5.00        07/01/10            3,411,928
    5,000   Allegheny County Hospital Development Authority, Pennsylvania,
                Pittsburgh Mercy Health Ser 1996 (Ambac) (ETM)                 5.62        08/15/18            5,294,350
   10,000   Rhode Island Depositors Economic Protection Corporation,
   ------       Refg 1992 Ser B (MBIA) (ETM)                                   6.00        08/01/17           10,684,500
                                                                                                              ----------
   39,275                                                                                                     42,245,548
   ------                                                                                                     ----------
  453,460   TOTAL TAX - EXEMPT MUNICIPAL BONDS (Cost $453,443,970)                                           475,189,459
  -------                                                                                                    -----------
            SHORT-TERM TAX EXEMPT MUNICIPAL OBLIGATIONS  (5.2%)
    5,000   Michigan Strategic Fund, Public Power Agency, SubLien Ser 1998 F
               (Demand 02/01/06)                                               3.07*       06/01/31            5,000,000
      500   Geisinger Authority, Pennsylvania, Geisinger Health System Ser 2000
                (Demand 02/01/06)                                              3.05*       11/15/32              500,000
   12,000   Harris County Health Facilities Development Corporation, Texas,
   ------       Methodist Hospital Ser 2005 B (Demand 02/01/06)                3.07*       12/01/32           12,000,000
                                                                                                              ----------
   17,500   TOTAL SHORT-TERM TAX EXEMPT MUNICIPAL OBLIGATIONS (Cost $17,500,000)                              17,500,000
   ------                                                                                                     ----------

 $465,960   TOTAL INVESTMENTS (Cost $470,943,970) (a) (b)                     146.2%                         498,689,459
 ========

            LIABILITIES IN EXCESS OF OTHER ASSETS                              (0.2)                            (662,008)

            PREFERRED SHARES OF BENEFICIAL INTEREST                           (46.0)                        (155,093,330)
                                                                              ------                        ------------

            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                      100.0%                        $336,934,121
                                                                              ======                        ============

--------------------
 Note:  The categories of investments are shown as a percentage of net assets applicable to common shareholders.

  AMT      Alternative Minimum Tax.
  COPs     Certificates of Participation.
  ETM      Escrowed to maturity.
 RITES     Residual Interest Tax-Exempt Securities (Illiquid securities).
   WI      Security purchased on a when-issued basis.
   +       Prerefunded to call date shown.
   ++      A portion of this security has been physically segregated in connection with open futures contracts in the amount of $265,000
   [+/+]   Current coupon rate for inverse floating rate municipal obligation.
           This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $4,080,264 which represents 1.2% of net assets applicable to common shareholders.
   #       Currently a zero coupon security; will convert to 5.125% on December
           1, 2008.
   ##      Currently a zero coupon security; will convert to 5.30% on June 15,
           2012.

   *    Current coupon of variable rate demand obligation.
   **   Joint exemption in locations shown.
  (a)   Securities have been designated as collateral in an amount equal to
        $69,446,250 in connection with open futures contracts and the purchase of a when-issued security.
  (b)   The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $21,993,782 and the aggregate gross unrealized depreciation is $248,293 resulting in net unrealized appreciation
        $21,745,489.

Bond Insurance:
---------------
    Ambac   Ambac Assurance Corporation.
    CIFG    CIFG Assurance North America Inc.
    FGIC    Financial Guaranty Insurance Company.
    FSA     Financial Security Assurance Inc.
    MBIA    Municipal Bond Investors Assurance Corporation.
    XLCA    XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2006:

NUMBER OF                                 DESCRIPTION/DELIVERY                  UNDERLYING FACE                UNREALIZED
CONTRACTS       LONG/SHORT                   MONTH AND YEAR                     AMOUNT AT VALUE               APPRECIATION
---------    ----------------    --------------------------------------     --------------------------    -----------------------

   500             Short                U.S. Treasury Notes 5 year
                                          March 2006                             $(52,867,190)                   $182,215

   100             Short                U.S. Treasury Notes 10 year
                                          March 2006                              (10,843,750)                     43,475
                                                                                                          -----------------------

                                         Total Unrealized Appreciation...............................            $225,690
                                                                                                          =======================

                        Geographic Summary of Investments
             Based on Market Value as a Percent of Total Investments
                          January 31, 2006 (unaudited)

Arizona                                                                    2.1%
California                                                                13.8
District of Columbia                                                       3.0
Florida                                                                    5.5
Georgia                                                                    2.6
Hawaii                                                                     1.1
Illinois                                                                   7.3
Indiana                                                                    0.9
Louisiana                                                                  0.9
Maryland                                                                   0.3
Massachusetts                                                              2.6
Michigan                                                                   4.0
Minnesota                                                                  1.3
Missouri                                                                   0.7
Nebraska                                                                   1.1
Nevada                                                                     2.6
New Hampshire                                                              0.3
New Jersey                                                                 3.6
New York                                                                   7.5
North Carolina                                                             1.9
Ohio                                                                       0.2
Oregon                                                                     0.6
Pennsylvania                                                               4.8
Puerto Rico                                                                0.9
Rhode Island                                                               2.2
South Carolina                                                             3.3
Texas                                                                     16.9
Utah                                                                       1.1
Vermont                                                                    0.8
Virginia                                                                   1.4
Washington                                                                 4.4
West Virginia                                                              0.6
Wisconsin                                                                  0.6
Joint exemptions*                                                         (0.9)
                                                                         -----
Total+                                                                   100.0%
                                                                         =====

-------------
*  Joint exemptions have been included in each geographic location.
+  Does not include open short futures contracts with an underlying face amount of $63,710,940 with unrealized appreciation of $225,690.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2006

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 23, 2006
                                                 /s/ Ronald E. Robison
                                                 ---------------------------
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 23, 2006
                                                 /s/ Francis Smith
                                                 ---------------------------
                                                 Francis Smith
                                                 Principal Financial Officer

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